Shareholder Fees {- Fidelity Advisor Strategic Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-09 | Fidelity Advisor Strategic Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none